[Translation]	[MHM, March 31, 2009]

SECURITIES REGISTRATION STATEMENT

(for NAV Sale)

ANNUAL SECURITIES REPORT

(the Fourteenth Term)
From: November 1, 2007
To: October 31, 2008

PUTNAM GLOBAL INCOME TRUST

SECURITIES REGISTRATION STATEMENT

(for NAV Sale)

PUTNAM GLOBAL INCOME TRUST

SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2009

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST
Name and Official Title of
Representative of Trust:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U.S.A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business:	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

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Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,008 million U.S. dollars
Foreign Investment Fund Securities	(approximately ¥90.27 billion)
to be Publicly Offered or Sold:

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00= ¥89.55, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

Note 2: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009. The same applies hereinafter.

1

PART I.	INFORMATION CONCERNING SECURITIES

1.	NAME OF FUND:	PUTNAM GLOBAL INCOME TRUST
(hereinafter referred to as the “Fund”)

2.	NATURE OF FOREIGN	Six classes of shares (Class A shares,
	INVESTMENT FUND SECU-	Class B shares, Class C shares, Class M
	RITIES CERTIFICATES:	shares, Class R shares and Class Y shares)
Registered shares without par value
In Japan, only Class M Shares (hereinafter
referred to as the “Shares”) are for public
offering. No rating has been acquired. The
Shares are additional offering type.

3.	TOTAL AMOUNT OF	Up to 1,008 million U.S. dollars
	OFFERING PRICE:	(approximately ¥90.27 billion)

Note 1: Dollar amount is translated for convenience at the rate of $1.00=¥89.55 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009). The same applies hereinafter.

Note 2: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the actual aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

2

4.	ISSUE PRICE:	The Net Asset Value per Share next calculated
on a Fund Business Day after the application for
purchase is received by the Fund. Investors can
inquire of Mitsubishi UFJ Securities Co., Ltd. at
the address described in Section 8 below about
the issue price.

Note: A “Fund Business Day” means a day on which the New York Stock Exchange is open for business.

5.	SALES CHARGE:	The “public offering price” means the amount
calculated by dividing the Net Asset Value by
(1-0.0325) and rounding to three decimal places.
The sales charge in Japan is 3.15% (3% before
consumption tax) of the amount obtained by
deduction of the amount equivalent to 3% of the
public offering price from such price (hereinafter
referred to as the “Sales Price”). Any amount
(understood to be 0.25% of net asset value),
which is over the net asset value, of the Sales
Price shall be retained by Putnam Retail
Management Limited Partnership (hereinafter
referred to as “Putnam Retail Management”), the
Principal Underwriter of the Fund.

6.	MINIMUM AMOUNT OR	The minimum amount for purchase of
	NUMBER OF SHARES	Shares is 300 shares, in integral
	FOR SUBSCRIPTION:	multiples of 100 shares, for the initial
subscription and 100 Shares, in integral multiples
of 100 Shares, for any subsequent subscription.
Provided, however, even in the case of the
subsequent subscription, a Shareholder is
required to hold 300 Shares or more after the
subscription.

7.	PERIOD OF SUBSCRIPTION:	From:	April 1, 2009 (Wednesday)
		To:	March 31, 2010 (Wednesday)
Provided that the subscription is handled only on
a Fund Business Day and a business day when

3

financial instruments companies are open for
business in Japan.

4

8.	PLACE OF SUBSCRIPTION:	Mitsubishi UFJ Securities Co., Ltd. (hereinafter
referred to as “Mitsubishi UFJ” or the
“Distributor”)
4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

Note 1: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned financial instruments company.

9.	DATE OF PAYMENT:	Investors shall pay the issue price and sales
charge to Mitsubishi UFJ within four business
days in Japan from the day when Mitsubishi UFJ
confirms the execution of the order (the “Trade
Day”) (see page 58 in the following Annual
Securities Report).
The total issue price for each Application Day
will be transferred by Mitsubishi UFJ to the
account of Putnam Retail Management within
three Fund Business Days (hereinafter referred to
as “Payment Date”) from (and including) the
Application Day.

10.	PLACE OF PAYMENT:	Mitsubishi UFJ

11. MATTERS REGARDING TRANSFER AGENT: Not Applicable

12. MISCELLANEOUS:

(A) DEPOSIT FOR SUBSCRIPTION: None

(B) OUTLINE OF UNDERWRITING, ETC.:

[1] Mitsubishi UFJ undertakes to make a public offering of Shares in accordance with an agreement dated November 21, 1997 with Putnam Retail Management in connection with the sale of the Shares in Japan.

[2] During the public offering period, Mitsubishi UFJ will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter collectively referred to as “Sales Handling Company”) to the Fund.

[3] The Fund has appointed Mitsubishi UFJ as the Agent Company in Japan.

Note: “The Agent Company” shall mean a financial instruments company which, under a contract made with a foreign issuer of investment securities, makes

5

public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association (“JSDA”) and a Sales Handling Company rendering such other services.

(C) METHOD OF SUBSCRIPTION:

Investors who subscribe to Shares shall enter into an agreement concerning transactions of foreign securities with a Distributor or a Sales Handling Company. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account and other prescribed agreements (hereinafter referred to as “Account Contract”) and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or Sales Handling Company.

The subscription amount shall be paid in dollars to the account of Putnam Retail Management for the Fund by Mitsubishi UFJ on the Payment Date.

(D) PERFORMANCE INFORMATION

The performance information below gives some indication of the risks and potential rewards associated with an investment in the Fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average annual total return over the past 10 years for the Fund’s class M shares. Performance figures in the chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results

6

In the Fund’s best calendar quarter during this period (Q2 2002), a $1,000 investment would have grown 8.56% to $1,086.

In the fund’s worst calendar quarter during this period (Q3 2002), a $1,000 investment would have declined 10.01% to $900.

Average Annual Total Returns (for periods ending 12/31/08)

	Past 1 year	Past 5 years	Past 10 years

Class M before taxes	-17.90%	-0.56%	2.37%

Barclays Capital Global Aggregate Bond	4.79%	5.01%	5.22%
Index (no deduction for fees, expenses or
taxes)

This table compares the Fund’s performance to that of a broad measure of market performance. Unlike the bar chart, this performance information reflects the impact of sales charges (see COSTS ASSOCIATED WITH AN INVESTOR’S INVESTMENT for details). Class M share performance reflects the current maximum initial sales charge of 3.25% . The Fund’s performance for portions of the period benefited from the Investment Management Company’s agreement to limit the Fund’s expenses. The Fund’s performance is compared to the Barclays Capital Global Aggregate Bond Index, an unmanaged index of global investment-grade fixed-income securities.

(E) COSTS ASSOCIATED WITH AN INVESTOR’S INVESTMENT

Maximum sales charges and redemption fees (paid directly from an investor’s investment).

This table summarizes the fees and expenses investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from investor’s investment)*

Class M Shares

Maximum Sales Charge (Load) Imposed on Purchases	3.25%
(as a percentage of the offering price)

Maximum Deferred Sales Charge (Load)	NONE**
(as a percentage of the original purchase price or redemption proceeds, whichever is lower)

Maximum Redemption Fee***	1.00%
(as a percentage of total redemption proceeds)

* Certain investments in class M shares may qualify for discounts on applicable sales charges.

7

** A deferred sales charge of 0.40% may be imposed on certain redemptions bought without an initial sales charge outside of Japan.

*** A 1.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

All mutual funds pay ongoing fees for investment management and their services. These charges, expressed as a percentage of fund assets, are known as Total Annual Fund Operating Expenses.

The table below shows the Fund’s annual operating expenses for the fiscal year ended October 31, 2008 (except as otherwise indicated).

Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets) <>

	Management Distribution		Other	Acquired Fund	Total Annual	Expense	Net Expenses
	Fees	and Service	Expenses	Operating	Fund Operating	Reimbursement
		(12b-1)		Expenses	Expenses
		Fees		****

Class	0.70%	0.50%	0.51%	0.02%	1.73%	(0.32)%	1.41%
M

**** Estimate of expenses attributable to the Fund’s investment in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports(net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the Fund’s investments in other investment companies and their operating expenses.

<> Reflects the Investment Management Company’s contractual obligation to limit Fund expenses through October 31, 2009.

(F) HOW DO THESE FEES AND EXPENSES LOOK IN DOLLAR TERMS?

The example takes the maximum up-front sales charge and annual operating expenses and translates them into dollar amounts showing the cumulative effect of these costs over time. This helps investors more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then redeems all of the investor’s Shares at the end of those periods. It also assumes a 5% return on an investor’s investment each year and that the Fund’s operating expenses remain the same. The example is hypothetical; an investor’s actual costs and returns may be higher or lower.

8

EXAMPLE:

Sales charge plus annual operating expenses on a $10,000 investment over time

	1 year	3 years	5 years	10 years

Class M	$464	$822	$1,204	$2,274

(G) Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

9

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

2. INVESTMENT POLICY

3. INVESTMENT RISKS

4. FEES, ETC. AND TAX

5. STATUS OF INVESTMENT FUND

[The description in these items is the same as the one in sections 1. to 5. in I. DESCRIPTION OF THE FUND, PART I INFORMATION ON THE FUND of Annual Securities Report.]

6. OUTLINE OF PROCEDURES, ETC.

[Summary of. II. PROCEDURES, ETC. in PART III DETAILED INFORMATION ON THE FUND will be inserted in the Japanese document but omitted in this English translation.]

7. OUTLINE OF MANAGEMENT AND ADMINISTRATION

[Summary of III. MANAGEMENT AND ADMINISTRATION in PART III DETAILED INFORMATION ON THE FUND will be inserted in the Japanese document but omitted in this English translation.]

II. INFORMATION ON FINANCIAL HIGHLIGHTS

["Financial highlights" on Class M Shares, "Statement of assets and liabilities" and "Statement of operations " along with "Note 1, Significant accounting policies" in "Notes to financial statements" are inserted in the Japanese document but omitted in this English translation.]

III. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

[The description in this item is the same as the one in II. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES in PART I INFORMATION ON THE FUND of Annual Securities Report.]

10

IV. ITEMS ON DETAILED INFORMATION ON THE FUND

I. ADDITIONAL INFORMATION ON THE FUND

1. History of the Fund

2. Outline of Laws Regulating the Fund in the Jurisdiction Where Established

3. Outline of the Supervisory Authorities

II. PROCEDURES, ETC.

1. Procedures for Application (Sales), etc.

2. Procedures for Repurchase of Shares, etc.

III. MANAGEMENT AND ADMINISTRATION

1. Outline of Management of Assets, etc.

2. Outline of Disclosure System

3. Right of Shareholders, etc.

IV. FINANCIAL CONDITIONS OF THE FUND

1. Financial Statements

2. Condition of the Fund

V. RECORD OF SALES AND REPURCHASES

PART III. DETAILED INFORMATION ON THE FUND

[The description in this item is the same as the one in PART II. DETAILED INFORMATION ON THE FUND of Annual Securities Report.]

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE MANAGEMENT COMPANY

II. OUTLINE OF THE OTHER RELATED COMPANIES III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS

[The description in these items is the same as the one of I. to III. in PART III. SPECIAL INFORMATION of Annual Securities Report.]

11

IV. FORM OF FOREIGN INVESTMENT FUND UNITS

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:

(1) Front

a. Name of the Fund

b. Number of shares represented

c. Signatures of the Chairman and Transfer Agent

d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

(2) Back

a. Space for endorsement

b. Description concerning delegation of transfer agency

V. MISCELLANEOUS

(1) The ornamental design is used in cover page of the Japanese Prospectus.

(2) Outline of the Prospectus may be included at the beginning of the Prospectus, summarizing the content of “Part I. INFORMATION CONCERNING SECURITIES”, “I. DESCRIPTION OF THE FUND” in “PART II. INFORMATION CONCERNING FUND” and “II. OUTLINE OF OTHER RELATED COMPANIES” in “PART IV. SPECIAL INFORMATION”, of the SRS and Contract Concerning a Foreign Securities Transactions Account and other prescribed contracts and the related regulation of the Distributor regarding the subscription and payment, etc. (for example, the time limit for the application of the Shares is 3 p.m. on business days). Up-to-date information regarding “(A) Diversification of Investment Portfolio”, “(C) Results of Past Operations” of “5. STATUS OF INVESTMENT FUND” in “I. DESCRIPTION OF FUND” in “PART II. INFORMATION CONCERNING FUND” and regarding “IV. FINANCIAL CONDITIONS OF THE FUND” in “PART III. DETAILED INFORMATION CONCERNING FUND”, which will be available from time to time after the filing of the SRS, may be shown in the table, and such information may be shown graphically in addition to in a table form as an attachment to the Prospectus. Also, the foreign exchange rate related to the Fund may be shown.

ANNUAL SECURITIES REPORT
The Fourteenth Fiscal Year
From: November 1, 2007
To: October 31, 2008

PUTNAM GLOBAL INCOME TRUST

ANNUAL SECURITIES REPORT
The Fourteenth Fiscal Year
From: November 1, 2007
To: October 31, 2008

To: Director of Kanto Local Finance Bureau
Filing Date: March 31, 2009

Name of the Registrant Trust:	PUTNAM GLOBAL INCOME TRUST
Name and Official Title of
Representative of Trust:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U.S.A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome,
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

- ii -

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome,
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Annual Securities

Report is available for Public Inspection

Not applicable.

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥89.55, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.

Note 2: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the actual aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

Note 3: In this report, the Fund’s “fiscal year” refers to the period from November 1 to October 31 of the following year. However, the first fiscal year refers to a period from March 17, 1995 (inception of class M shares) to October 31, 1995.

Note 4: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009. The same applies hereinafter.

1

PART I. INFORMATION ON THE FUND I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(A) Objectives and Basic Nature of the Fund:

NAME OF THE FUND

Putnam Global Income Trust (the “Fund”)

GOAL

The Fund seeks high current income by investing principally in debt securities of sovereign and private issuers worldwide, including supranational issuers. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.

MAIN INVESTMENT STRATEGIES - NON-U.S. AND U.S. BONDS

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of companies and governments worldwide,

- are investment-grade in quality, and - have intermediate

- to long-term maturities (three years or longer).

Under normal circumstances, Putnam Investment Management, LLC invests at least 80% of the Fund’s net assets in investment-grade debt securities. Putnam Investment Management, LLC may also invest in bonds that are below investment-grade in quality.

LIMITATION TO THE AMOUNT OF THE TRUST MONEY

No limitation is set to the amount of the trust money.

(B) Structure of the Fund:

(1) Affiliated Companies of the Fund:

Names of the affiliated companies of the Fund and their roles in the operation of the Fund are as follows:

a. Putnam Investment Management, LLC (the “Investment Management Company”) renders investment management services to the Fund.

b. Putnam Investments Limited (the “Sub-Investment Management Company”) manages a separate portion of the assets of the Fund as determined by the Investment Management Company from time to time. Subject to the supervision of the Investment Management Company, the Sub-Investment Management Company is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

2

c. Putnam Investor Services, Inc. (the “Investor Servicing Agent”) acts as Investor Servicing Agent.

d. State Street Bank and Trust Company (the “Custodian” or “Sub-Accounting Agent”) acts as Custodian and Sub-Accounting Agent.

e. Putnam Retail Management Limited Partnership (the “Principal Underwriter”) engages in providing marketing services to the Fund.

f. Mitsubishi UFJ Securities Co., Ltd. (the “Distributor in Japan” or “Agent Company”) engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

3

4

(2) Outline of Agreements concluded between related parties of the Fund

Role in Operation	Related Party	Agreement	Outline
of Fund

Investment	Putnam Investment	Management	An agreement dated August 3, 2007,
Management	Management, LLC	Contract (Note 1)	relating to Investment Management
Company			Company’s acting as investment
manager of the Fund and as investment
adviser concerning the Fund’s assets

Sub-Investment	Putnam Investments	Sub-Management	An agreement dated May 15, 2008
Management	Limited	Contract	relating to Sub-Investment Company’s
Company		(Note 2)	acting as sub-investment manager for a
portion of the Fund’s assets.

Investor Servicing	Putnam Investor	Amended and	An agreement dated January 1, 2009,
Agent	Services, Inc.	Restated Investor	relating to Investor Servicing Agent’s
		Servicing Agreement	acting as investor servicing agent
(Note 3)

Custodian and	State Street Bank and	Master Custodian	An agreement dated January 1, 2007,
Sub-Accounting	Trust Company	Agreement (Note 4)	relating to Custodian’s acting as
Agent			custodian of the Fund’s assets.

		Master	An agreement dated January 1, 2007,
		Sub-Accounting	relating to Sub-Accounting Agent’s
		Services Agreement	acting as accounting services agent of
		(Note 5)	the Fund.

Principal	Putnam Retail	Distribution	An agreement dated August 3, 2007,
Underwriter	Management Limited	Agreement	relating to Distribution plan of Class M
	Partnership		shares

Agent Company	Mitsubishi UFJ	Agent Securities	An agreement dated November 5, 1997,
	Securities Co., Ltd.	Company Agreement	relating to Agent Company’s rendering
		(Note 6)	of service as agent company in Japan

Distributor in	Mitsubishi UFJ	Japan Dealer Sales	An agreement dated November 21,
Japan	Securities Co., Ltd.	Agreement (Note 7)	1997, relating to Distributor’s sale of
shares of the Fund in Japan

(Note 1) Management Contract is an agreement by which Investment Management Company agrees to provide investment management services to the Fund and investment advisory services of Fund’s assets.

(Note 2) Sub-Management Contract is an agreement by which Sub-Investment Management Company agrees to provide investment advisory services for a portion of the Fund’s assets as determined from time to time by Investment Management Company.

(Note 3) Amended and Restated Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Note 4) Master Custodian Agreement is an agreement by which Custodian agrees to provide custody services of Fund’s assets.

(Note 5) Master Sub-Accounting Services Agreement is an agreement under which Investment Management Company has delegated to Custodian responsibility for providing certain administrative, pricing, and bookkeeping services for the Fund.

5

(Note 6) Agent Securities Company Agreement is an agreement by which Agent Company, appointed by Fund, agrees to distribute prospectuses relating to Shares, to make public the daily net asset value per Share and to distribute management reports and other documents required to be prepared in accordance with the applicable laws and regulations of Japan and/or the Rules of the Japan Securities Dealers Association, etc.

(Note 7) Japan Dealer Sales Agreement is an agreement by which Distributor in Japan agrees to sell Shares delivered by Principal Underwriter for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus in Japan.

(3) Outline of the Fund

1. Fund

a. Law of Place of Incorporation

The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on June 30, 1986.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Fund is an open-end, non-diversified investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).

b. Purpose of the Fund The purpose of the Fund is to provide investors with a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.

c.	History of the Fund

	June 30, 1986:	Organization of the Fund as a Massachusetts business
trust. Adoption of the Agreement and Declaration of
Trust.

	February 24, 1987:	Adoption of the Amended and Restated Agreement and
Declaration of Trust.

	December 3, 1993:	Adoption of the Amended and Restated Agreement and
Declaration of Trust

	May 13, 2002:	Adoption of the Amended and Restated Agreement and
Declaration of Trust. Prior to May 13, 2002 the Fund
was known as Putnam Global Governmental Income
Trust.

6

d. Amount of Capital Stock

Not applicable.

e. Information Concerning Major Shareholders

Not applicable.

2. Putnam Investment Management, LLC (the “Investment Management Company”)

a. Law of Place of Incorporation

The Investment Management Company is a limited liability company organized under the law of the State of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Investment Advisors Act of 1940 generally may not conduct their business unless they are registered with the United States Securities and Exchange Commission (the “SEC”).

b. Purpose of the Company

The Investment Management Company’s primary business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

c. History of the Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly manages the Fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the Investment Management Company serves as the investment management company for the funds in the Putnam family, with over $50.55 billion in aggregate net asset value in over 6 million shareholder accounts as of January 31, 2009. An affiliate of the Investment Management Company, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds. Another affiliate of the Investment Management Company, Putnam Investments

7

Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary responsibilities, as well as shareholder services to the Putnam funds.

Total assets under management of Putnam entities, including assets managed for mutual funds and other clients, are over $101 billion as of the end of January 2009.

The Investment Management Company, Principal Underwriter, the Sub-Investment Management Company and Investor Servicing Agent are indirect subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and is an indirect subsidiary of Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

8

d. Amount of Capital Stock

1. Amount of Member’s Equity (as of the end of January, 2009):
$43,710,643*

2. Record of Amount of Member’s Equity (for the latest 5 years):

Year	Member’s Equity
End of 2003	$144,486,036
End of 2004+	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939*

*Unaudited

+During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates, resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

e. Information Concerning Major Stockholders

As of January 31, 2009, all the outstanding interests in the Investment Management Company were owned by Putnam Investments, LLC.

2. INVESTMENT POLICY

(A) Investment Policy

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. The Investment Management Company may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

(B) Objects of Investment

The Investment Management Company pursues the Fund’s goal by investing mainly in non-U.S. and U.S. bonds and securitized debt instruments.

(C) Management Structure of the Fund:

Investment Management Company is ultimately managed by its managing members. The Sub-Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management

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Company. The Trustees meet periodically and review the performance of the Fund with its manager at least annually.

The Investment Management Company has retained its affiliate, the Sub-Investment Management Company, to manage a separate portion of the assets of the Fund. Subject to the supervision of the Investment Management Company, Sub-Investment Management Company is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

The Sub-Investment Management Company provides a full range of international investment advisory services to institutional and retail clients. The Sub-Investment Management Company’s address is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Portfolio managers.

The officers of the Investment Management Company identified below are primarily responsible for the day-to-day management of the Fund’s portfolio.

Portfolio Managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	1994	The Investment	Team Leader Portfolio Construction
		Management Company	Previously, Director, Core Fixed Income
		1994-Present	Team m

Michael Atkin	2007	The Investment	Director of Sovereign Research
		Management Company
		1997- Present

Rob Bloemker	2007	The Investment	Head of Fixed Income
		Management Company	Previously, Chief Investment Officer,
		1999-Present	Core Fixed-Income;
			Team Leader, Mortgage and
			Government; Mortgage Specialist

Michael Salm	2007	The Investment	Team Leader, Liquid Markets, Mortgage,
		Management Company	Interest Rate and Government Specialist
		1997- Present

Raman Srivastava	2007	The Investment	Team Leader, Portfolio Construction and
		Management Company	Quantitative Research
		1999-Present	Previously, Portfolio Manager and
			Quantitative Analyst

Other funds managed by the fund's portfolio managers. As of the fund’s fiscal year-end, Messrs. Kohli and Atkin also served as portfolio managers of Putnam Master Intermediate Income Trust, Putnam Premier Income Trust and Putnam Diversified Income Trust. Mr. Bloemker also served as a portfolio manager of Putnam American Government Income Fund, Putnam Income Fund, Putnam Diversified Income Trust, Putnam U.S. Government Income Trust, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Mr. Salm also served as a portfolio manager of Putnam Income Fund, Putnam U.S. Government Income Trust and Putnam American Government Income Fund. Mr. Srivastava also served as a portfolio manager of The George Putnam Fund of Boston and Putnam Income Fund. Messrs. Kohli, Atkin, Bloemker, Salm and Srivastava may also manage other accounts and variable trust funds managed by the Investment Management Company or an affiliate.

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Fund ownership. The following table shows the dollar ranges of shares of the Fund and all Putnam funds owned by the professionals listed above at the end of the Fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Investment in the Fund by the Trustees and Putnam employees. As of October 31, 2008, all of the Trustees on the Board of Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by the Fund's Trustees and Putnam employees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Compensation of portfolio manager. The Investment Management Company’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group the Investment Management Company compares fund performance against is the Lipper Global Income Funds Category. The portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment

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performance of a portfolio manager is asset-weighted across the products he or she manages. The period over which performance is measured is the lesser of three years or the length of time which the portfolio manager has managed the fund.

Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance, qualitative performance factors and other considerations in Putnam’s discretion. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

Structure of Fund Management:

(a) Investment Team

At the Investment Management Company, a fixed income team of about 150 investment professionals is organized into specialized sector teams and integrated research teams with a centralized portfolio construction and risk management platform. The fixed income team is also supported by an independent Currency Investment Unit.

(b) Investment Process

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The Putnam fixed income investment process is primarily driven by bottom-up decisions. Each Sector Team is responsible for identifying the opportunities in its specialized area. Sector Teams also hold more formal discussions at weekly/monthly meetings. The ideas generated in each sector are discussed and validated by the Sector Team Leaders. Also, the Chief Investment Officer of the fixed income team and the Sector Team Leaders hold a formal weekly meeting – the Core Meeting – to identify the broad investment themes and the top-down sector strategies based on the inputs from each Sector Team.

The Portfolio Construction Team integrates the ideas generated by the Sector Specialists along with top - down themes and sector strategies identified at the Core Meeting, and it efficiently sizes each strategy based on Putnam’s proprietary risk platform.

The Sector Specialists, Sector Team Leaders and Portfolio Construction Specialists are all seated in close proximity on the trading desk, and the trading function is integrated into the portfolio management teams to create a more seamless process from portfolio construction through execution.

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(c) Management of Fund Business

Performance and Analytics Team

Independently from the Investment Division, the Performance and Analytics Team executes performance measurement of the Fund, and reports to the Management Committee.

Legal and Compliance Division

Independently from the Investment Division, the Legal and Compliance Division monitors portfolio holdings, trading compliance and Fund investment restriction compliance. These matters are monitored and resolved according to the Investment Management Company’s broad-based compliance policies and procedures and applicable legal requirements. The Legal and Compliance Division reports directly to senior management, and not to the Investment Division or other business divisions.

Risk and Portfolio Analysis Group

Independently from the Investment Division, the Investment Management Company has established an independent Risk and Portfolio Analysis Group which is charged with identifying, monitoring, and assessing risk factors and controls across Putnam’s investment activities. This group works closely with Investment Division, but is part of the Administrative Division and reports to the Investment Management

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Company’s Chief Administrative Officer. This organizational structure facilitates an independent assessment of the risk issues as they arise.

Internal and external inspections

Various aspects of the operations of the Investment Management Company, including its management of the Fund, are included in the scope of internal audits performed by the Investment Management Company’s internal audit function, which conducts a broad spectrum of audits developed using a risk-based approach. The internal audit function tracks and tests, the remediation of its recommendations and provides reports to Senior Management. In addition, various aspects of the internal control environment of the Investment Management Company and its affiliates are subject to review by a third-party audit firm on a periodic basis.

As noted above, the Investment Management Company’s business operations (including not only investment compliance, but other key areas such as distribution/sales and operation), are subject to ongoing monitoring by the Investment Management Company’s Legal and Compliance Division, which consists of a variety of sub-groups covering different areas of the business. The Investment Management Company is further subject to regulation and inspection by the U.S. Securities and Exchange Commission.

All employees of the Investment Management Company are bound by the Investment Management Company’s Code of Ethics, which includes certain restrictions on personal investing and disclosure requirements. Additional requirements under the Code of Ethics apply to investment professionals of the Investment Management Company. Compliance with the Code of Ethics is monitored on an ongoing basis by the Legal and Compliance Division.

Oversight of third parties

Service providers of the Fund (Investor Servicing Agent, Custodian and Sub-Accounting Agent and Principal Underwriter) as described 1.) Nature of the Fund, 2) Structure of the Fund, are monitored by the Investment Management Company, through each contract with the relevant service provider. These contracts may be terminated under certain circumstances. (Because the Principal-Underwriter and Investor Service Agent are affiliates of the Investment Management Company, they are subject to the same control and compliance environment as the Investment Management Company and are not a third party service providers.)

The Investment Management Company seeks to monitor the level of service provided to the Fund by third party providers in the first instance through ongoing contacts between Operations professionals of the Investment Management Company and the relevant service providers.

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(d) Distribution Policy:

The Fund distributes any net investment income monthly and any net realized capital gains annually. Net investment income consists of interest accrued on portfolio investments of the Fund, less accrued expenses. Although the Fund’s monthly (prior to January 1998, quarterly) distribution may include capital gains derived from non-U.S. currency transactions, there can be no assurance that distributions will include such gains due to the volatility of non-U.S. currency markets. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available.

(E) Restrictions of Investment:

Except for the investment restrictions designated as fundamental below, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental investment restrictions without shareholder approval.

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(4) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of

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real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7) Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

(8) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities. (Securities denominated in gold or whose value is determined by the value of gold are not considered to be commodity contracts.)

(9) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable) and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:

1. The Fund will not invest more than 15% of its net assets in securities that are not traded on an official exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

2. The Fund will not borrow money in excess of 10% of the value of its total assets;

3. The Fund will not make short sales of securities in excess of the Fund’s net asset value; and,

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4. The Fund will not, together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund’s offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund’s status as a “bond investment trust” under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3. INVESTMENT RISKS

(A) INVESTMENT RISKS:

MAIN RISKS

The main risks that could adversely affect the value of the Fund’s shares and the total return on an investor’s investment include:

▪ Market risk and interest rate risk -The risk that movements in financial markets will adversely affect the value of the Fund’s investments. This risk includes interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

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▪ Foreign investments risk -the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

▪ Credit risk -the risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the Fund may invest significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the Fund.

▪ Mortgage-backed investments risk -the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

▪ Non-diversification risk -the risk of investing in fewer issuers than a Fund that invests more broadly. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than a “diversified” Fund. The Fund’s ability to invest in fewer issuers increases the Fund’s vulnerability to factors affecting a single investment; therefore, the Fund may be more exposed to risks of loss and volatility than a fund that invests more broadly.

▪ Derivatives risk -the risk that the Fund's use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative's price, or the potential inability to terminate derivatives positions.

You can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A description of the risks associated with the Fund’s main investment strategies follows.

Interest rate risk.

The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will

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not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk.

Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

The Fund invests mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. The Fund may invest up to 20% of the Fund's net assets in securities rated below investment grade, including investments in the lowest category of the rating agency. However, the Fund will not invest more than 5% of the Fund's net assets in securities that are rated lower than CCC or its equivalent by each rating agency rating the investment, or in unrated securities that we believe are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to

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make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the Fund's investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the Fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

Bank Loans.

The Fund may invest in bank loans. By purchasing a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The Fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The Fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

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The Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the Fund will invest, however, the Investment Management Company will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. The Investment Management Company 's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The Investment Management Company will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the Fund may invest are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Investment Management Company 's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the Fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The Fund assumes the position of a co-lender with other syndicate members. As an alternative, the Fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights

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in the loan. The Fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The Fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The Fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the Fund such payments and to enforce the Fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving principal, interest and other amounts with respect to the underlying loan. When the Fund is required to rely upon a lending institution to pay to the Fund principal, interest and other amounts received by it, the Investment Management Company will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the Fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the Fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Investment Management Company believes are attractive arise.

Certain of the loans acquired by the Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up

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to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the Fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the Fund may also involve loans made in foreign currencies. The Fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, the Investment Management Company will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. The Investment Management Company’s decision not to receive Confidential Information may place the Investment Management Company at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Investment Management Company’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Investment Management Company’s decision not to receive Confidential Information under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive confidential information with respect to its management of investments in loans, the Investment Management Company may from time to time come into possession of confidential information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Management Company’s efforts to avoid such possession, but in other instances the Investment Management Company may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Management Company's ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Management Company's ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is

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experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Management Company or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, the Investment Management Company may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Management Company will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Management Company's client accounts collectively held only a single category of the issuer’s securities.

Non-U.S. Currency Transactions.

To manage its exposure to foreign currencies, the Fund may engage in non-U.S. currency exchange transactions, including purchasing and selling non-U.S currency, non-U.S currency options, non-U.S. currency forward contracts and non-U.S. currency futures contracts and related options. In addition, the Fund may engage in these transactions for the purpose of increasing its return. Non-U.S. currency transactions involve costs, and, if unsuccessful, may reduce the Fund’s return.

Generally, the Fund may engage in both "transaction hedging" and "position hedging." The Fund may also engage in non-U.S. currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the Fund enters into non-U.S. currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a non-U.S. currency. By transaction hedging the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable non-U.S.

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currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The Fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the Fund intends to buy are denominated or quoted).

The Fund may purchase or sell a non-U.S. currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that non-U.S. currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the Fund may also enter into contracts to purchase or sell non-U.S. currencies at a future date ("forward contracts") and purchase and sell non-U.S. currency futures contracts. The Fund may also purchase or sell exchange-listed and over-the-counter call and put options on non-U.S. currency futures contracts and on non-U.S. currencies.

A non-U.S. currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a non-U.S. currency at a price set at the time of the contract. Non-U.S. currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A non-U.S. currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward non-U.S. currency exchange contracts differ from non-U.S. currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

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At the maturity of a forward or futures contract, the Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the Fund intends to purchase or sell non-U.S. currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional non-U.S. currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of non-U.S. currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the non-U.S. currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of non-U.S. currency the Fund is obligated to deliver.

As noted above, the Fund may purchase or sell exchange-listed and over-the-counter call and put options on non-U.S. currency futures contracts and on non-U.S. currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.

Non-U.S. currency options are traded primarily in the over-the-counter market, although options on non-U.S. currencies are also listed on several exchanges.

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Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The Fund will only purchase or write non-U.S. currency options when the Investment Management Company believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on non-U.S. currencies may be affected by all of those factors which influence non-U.S. exchange rates and investments generally.

The Fund's currency hedging transactions may call for the delivery of one non-U.S. currency in exchange for another non-U.S. currency and may at times not involve currencies in which its portfolio securities are then denominated. The Investment Management Company will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the Fund and tend to limit any potential gain which might result from the increase in value of such currency.

The Fund may also engage in non-hedging currency transactions. For example, the Investment Management Company may believe that exposure to a currency is in the Fund's best interest but that securities denominated in that currency are unattractive. In that case the Fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the Fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the Fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on non-U.S. currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's current return if the option expires unexercised or is closed out at a net profit. The Fund may terminate an option that it has written prior to its expiration by entering into a closing

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purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and non-U.S. currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of non-U.S. currencies (and therefore the values of non-U.S. currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and non-U.S. government actions. Government intervention may increase risks involved in purchasing or selling non-U.S. currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a non-U.S. currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the non-U.S. currency in question. Although non-U.S. exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a non-U.S. currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Because non-U.S. currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of non-U.S. currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying non-U.S. currencies in connection with options at prices that are less favorable than for round lots. Non-U.S. governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of non-U.S. currencies.

There is no systematic reporting of last sale information for non-U.S. currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in non-U.S. currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

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The decision as to whether and to what extent the Fund will engage in non-U.S. currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in non-U.S. currency exchange transactions at any given time or from time to time.

Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Non-U.S. investments. Non-U.S. investments involve certain special risks, including:

» Unfavorable changes in currency exchange rates: Non-U.S. investments are typically issued and traded in non-U.S. currencies. As a result, their values may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar.

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» Political and economic developments: Non-U.S. investments may be subject to the risks of seizure by a non-U.S. government, imposition of restrictions on the exchange or export of non-U.S. currency, and tax increases.

» Unreliable or untimely information: There may be less information publicly available about a non-U.S. company than about most U.S. companies, and non-U.S. companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

» Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

» Limited markets: Certain non-U.S. investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means the Fund may at times be unable to sell these non-U.S. investments at desirable prices. For the same reason, the Fund may at times find it difficult to value the Fund's non-U.S. investments.

» Trading practices: Brokerage commissions and other fees are generally higher for non-U.S. investments than for U.S. investments. The procedures and rules governing non-U.S. transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

» Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of non-U.S. investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in non-U.S. currencies, investments in U.S. companies that are traded in non-U.S. markets or investments in U.S. companies that have significant non-U.S. operations.

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Derivatives. The Fund may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The Investment Management Company may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The Fund may use derivatives both for hedging and non-hedging purposes. For example, the Fund may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, the Investment Management Company may also choose not to use derivatives, based on its evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Investment Management Company’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations.

Other investments.

In addition to the main investment strategies described above, the Fund may make other types of investments, such as investments in asset-backed, hybrid and structured bonds and notes, and preferred securities that would be characterized as

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debt securities under applicable accounting standards and tax laws. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks.

Hybrid Instruments.

Under U.S. Law, these instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.

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Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the non-U.S. bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an

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over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the Fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments, under U.S. law, may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Alternative strategies.

Under normal market conditions, the Investment Management Company keeps the Fund’s portfolio fully invested, with minimal cash holdings. However, at times the Investment Management Company may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies.

The Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Portfolio transactions and portfolio turnover rate.

The Fund's daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the Fund's total return but not in the Total Annual Fund Operating Expenses. For example, the Fund paid $48,072 in brokerage commissions during the last fiscal year, representing 0.03% of the Fund’s average net assets. Of this amount, no payments were made to brokers who also provided research services.

Combining the brokerage commissions paid by the Fund during the last fiscal year (as a percentage of the Fund’s average net assets) with the Fund’s Net Expenses ratio for class M shares results in a “combined cost ratio” of 1.50% of the Fund’s average net assets for class M shares for the last fiscal year.

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Because different types of funds use different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the Fund’s portfolio turnover rate, which measures how frequently the Fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the Fund sold and replaced securities valued at 100% of the Fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

The fund's portfolio turnover rate for the past five fiscal years compared with the average turnover rate for the Fund's Lipper category:

Turnover Comparison	2008	2007	2006	2005	2004

Putnam Global Income Trust	182%	103%	98%	198%	162%

Lipper Global Income Funds Average*	192%	156%	159%	158%	194%

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2008.

Portfolio holdings

For information on the Fund’s portfolio, an investor may visit the Investment Management Company’s website, www.putnam.com/individual, where the Fund’s top 10 holdings and related portfolio information may be viewed monthly beginning

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approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the Fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information after which such information can be found on the SEC’s website at http://www.sec.gov.

(B) MANAGEMENT STRUCTURE FOR INVESTMENT RISKS:

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

4. FEES, ETC AND TAX

(A) Sales Charge:

The “public offering price” means the amount calculated by dividing the Net Asset Value by (1-0.0325) and rounding to three decimal places. The sales charge in Japan is 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount (understood to be 0.25% of net asset value), which is over the net asset value, of the Sales Price shall be retained by the Principal Underwriter of the Fund. Investors shall pay the sales charge to Mitsubishi UFJ within 4 business days in Japan from the Trade Day.

(B) Repurchase Charge:

Repurchase requests in Japan may be made to the Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund business day that is business day of the financial instruments companies in Japan without a contingent deferred sales charge.

(C) Management Fee, etc.:

(1) Management Fee:

Under a Management Contract dated August 3, 2007, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter.

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Pursuant to the Management Contract, the Fund incurred $552,318, $457,829and $528,321 in management fees (after applicable waivers) for the fiscal years ending on October 31, 2008, 2007 and 2006, respectively.

Lipper category expense limitation. In order to limit expenses, through October 31, 2009 the Investment Management Company has agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund to the extent necessary to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

Custom Lipper expense limitation. In order to further limit expenses through June 30, 2009, The Investment Management Company has agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the fund. For these purposes, total fund operating expenses of both the fund and the Lipper custom group average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses.

Fee waivers for investments in affiliated fund. The fund invested a portion of its assets in Putnam Prime Money Market Fund. In connection with such investment, management fees paid by the fund were reduced by an amount equal to the management fee paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.

(2) Sub-Investment Management Company's Fee. Pursuant to the terms of a sub-management agreement between Investment Management Company and Sub-Investment Management Company, Investment Management Company (and not the Fund) pays a quarterly sub-management fee to Sub-Investment Management Company for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the Fund, if any, managed by Sub-Investment Management Company from time to time.

(3) Custodian Fee and Charges of the Investor Servicing Agent

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Effective January 1, 2007 the Fund retained State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111 (“State Street”), as its custodian. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

The Fund pays State Street an annual fee based on the Fund’s assets held and on securities transactions processed by State Street and reimburses State Street for certain out-of-pocket expenses. The Fund made payments to Putnam Fiduciary Trust Company (“PFTC”) in 2007 for managing the transition of custody services from PFTC to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

State Street, the Fund's Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.

The Fund will pay to Putnam Investor Services, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on October 31, 2008, the Fund incurred $335,921 and $6,552, respectively, for investor servicing and custody services .

(4) Fee under Class M Distribution Plan

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The Class M distribution plan provides for payments by the Fund to the Principal Underwriter at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment.

Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from the Principal Underwriter representing some or all of the sales charges and distribution (12b-1) fees, if any, shown in the tables under the heading "Costs associated with your investment" in Part I, 12., (E) of the Securities Registration Statement.

The Principal Underwriter and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by the Principal Underwriter and its affiliates and do not increase the amount paid by you or the Fund as shown under the heading "Costs associated with your investment” in Part I, 12., (E) of the Securities Registration Statement."

The additional payments to dealers by the Principal Underwriter and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam's retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to

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exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments. The Principal Underwriter and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

The Principal Underwriter makes quarterly payments to Mitsubishi UFJ and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Mitsubishi UFJ and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate the Principal Underwriter for services provided and expenses incurred by it as principal underwriter of the Fund’s shares, including the payments to dealers mentioned above. The Principal Underwriter may suspend or modify such payments to dealers.

For the fiscal year ended October 31, 2008, the Fund paid fees under the distribution plan of $93,587 for Class M shares.

(D) Other Expenses:

The Fund pays all expenses not assumed by Investment Management Company, including Trustees’ fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimbursed Investment Management Company for administrative services during fiscal year 2008, including compensation of certain Fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit. The total reimbursement is determined annually by the Trustees and was $$20,733 for Fiscal 2008 and the

42

portion of total reimbursement for compensation and contributions was $16,783.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business. The basis for the Trustees’ approval of the Fund’s management contract and the sub-management contract is discussed in the Fund’s annual report to shareholders dated October 31, 2008.

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The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam Funds as of December 31, 2008.

Name of Trustee	Dollar range of Putnam	Aggregate dollar range of shares
	Global Income Trust shares	held in all of the Putnam funds
	owned	overseen by Trustee

*Ravi Akhoury	N/A	N/A

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	$1-$10,000	over $100,000

Paul L. Joskow	$1-$10,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	$50,001-$100,000

Robert E. Patterson	$1-$10,000	over $100,000

George Putnam, III	$50,001-$100,000	over $100,000

Richard B. Worley	$1-$10,000	$50,001-$100,000

**Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000

**Robert L. Reynolds	$1-$10,000	over $100,000

* Elected to the Board of Trustees after December 31, 2008.

**Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the fund, the Investment Management Company and/or the Principal Undrwriter. Messrs. Haldeman and Reynolds are deemed "interested persons" by virtue of their positions as officers of the fund, the Investment Management Company and/or Putnam Retail Management. As of July 2008, Mr. Reynolds is the President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). Mr. Haldeman is the President of your fund and each of the other Putnam funds and is Chairman of the Investment Management Company. Prior to July 2008, he was President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an "interested person."

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your Fund's fiscal year, are shown in the table below:

Audit and Compliance Committee	12

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Board Policy and Nominating Committee	10

Brokerage Committee	6

Communications, Service and Marketing Committee	7

Contract Committee	12

Distributions Committee	11

Executive Committee	1

Investment Oversight Committee	27

Investment Oversight Coordinating Committee	11

Pricing Committee	7

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2008, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2008:

		COMPENSATION TABLE

		Pension or
	Aggregate	retirement	Estimated annual
Trustees/Year	compensation	benefits	benefits from all	Total
	from the Fund	accrued as part	Putnam funds	compensation
		of fund	upon	from all Putnam
		expenses	retirement(1)	funds(2)

Ravi
Akhoury/2009(5)	N/A	N/A	N/A	N/A

Jameson A.
Baxter/1994(3)	$1,873	$233	$110,500	$295,000

Charles B.
Curtis/2001	$1,841	$169	$113,900	$280,000

Robert J.
Darretta/2007	$1,813	N/A	N/A	$295,000

Myra R.
Drucker/2004(3)	$1,873	N/A	N/A	$295,500

Charles E.
Haldeman,
Jr./2004	$0	N/A	N/A	$0

John A.
Hill/1985(3)(4)	$2,233	$389	$161,700	$393,439

Paul L.
Joskow/1997(3)	$1,873	$154	$113,400	$290,000

Elizabeth T.
Kennan/1992(3)	$1,873	$321	$108,000	$295,000

Kenneth R.
Leibler/2006	$1,873	N/A	N/A	$295,000

45

Robert E.
Patterson/1984	$1,873	$215	$106,500	$295,000

George Putnam,
III/1984	$1,873	$189	$130,300	$295,000

Robert L.
Reynolds/2008(6)	$0	N/A	N/A	$0

W. Thomas
Stephens/1997(7)	$626	$195	$107,100	$72,500

Richard B.
Worley/2004	$1,873	N/A	N/A	$295,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2008, there were 103 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of the Investment Management Company.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of October 31, 2008, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to these Trustees were: Ms. Baxter -$3,901; Ms. Drucker - $803; Mr. Hill - $15,252; Dr. Joskow - $3,587; and Dr. Kennan - $552.

(4) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Funds.

(5) Mr. Akhoury was elected to the Board of Trustees of the Putnam Funds on February 12, 2009.

(6) Mr. Reynolds was elected to the Board of Trustees of the Putnam funds on September 12, 2008.

(7) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008.

Under a Retirement Plan for Trustees of the Putnam funds (the “Plan”), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004, and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination

46

or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund’ portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Investment Management Company may consider sales of Fund shares (and, if permitted by law, shares of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 2006, 2007, and 2008, the Fund paid $21,280, $23,819 and $48,072 in brokerage commissions, respectively. During fiscal 2008 the Fund did not pay any fees to brokers and dealers to recognize research services provided to the Investment Management Company and its affiliates.

For the fiscal year ended October 31, 2008, the Fund paid $888,781 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

At the end of fiscal 2008, the fund held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):

Broker-dealers or affiliates	Value of securities held
Bear Stearns Cos., Inc. (The)	$330,001
Citigroup, Inc.	$458,376
Goldman Sachs Group, Inc. (The)	$19,590
JPMorgan Chase & Co.	$25,755
Merrill Lynch & Co., Inc.	$207,356
Morgan Stanley & Co., Inc.	$77,998

Fee for investment in other funds. The Fund invests a portion of its assets in Federated Prime Obligations Fund. Based upon the most recent financials for Federated Prime Obligations Fund, each asset invested in such fund is charged a rate 0.20% per annum.

(E) Tax Treatment of Shareholders

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The Fund qualifies as a “bond investment trust.” On that basis, the tax treatment of unitholders in Japan of funds is as follows: If a fund is classified under the Japanese tax law as a publicly offered, non-U.S. public and corporate bond fund:

(1) Distributions to be made by the Fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

(2) Distributions (including differences (in terms of the Fund’s currency) between the redemption amount and the amount equal to capital of the Fund (hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

(3) Distributions to be made by the Fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

(4) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for non-U.S. tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.

(6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

48

This Fund qualifies as a publicly offered, non-U.S. government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio (unaudited)
[Please see a separate Excel file, "041 Financial 2009."]

(B) Investment Assets

(a) Names of Major Portfolio
[Please see a separate Excel file, "041 Financial 2009."]

(b) Investment Real Estate
Not applicable

(c) Other Major Investment Assets
Not applicable

(C) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2009 is as follows:
[Please see a separate Excel file, "041 Financial 2009."]

(2) Record of Distributions Paid (unaudited)
[Please see a separate Excel file, "041 Financial 2009."]

(Note) Record of distribution paid and Net Asset Value per share from February 2008 to January 2009 are as follows:

[Please see a separate Excel file, "041 Financial 2009."]

(3) Record of Changes in Return Rate (Class M Shares)

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Record of changes in Return Rate during the following fiscal years is as follows:
[Please see a separate Excel file, "041 Financial 2009."]

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II. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

1. Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Investor Services, Inc., with an address of One Post Office Square, Boston, Massachusetts 02109, U. S. A.

The Japanese investors who entrust the custody of their shares to a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2. There are no annual shareholders’ meetings. Special shareholders’ meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

3. No special privilege is granted to shareholders.
The acquisition of shares by any person may be restricted.

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PART II. DETAILED INFORMATION ON THE FUND

I. ADDITIONAL INFORMATION ON THE FUND

1. History of the Fund:

June 30, 1986:	Organization of the Fund as a Massachusetts business
trust. Adoption of the Agreement and Declaration of
Trust.

February 24, 1987:	Adoption of the Amended and Restated Agreement and
Declaration of Trust.

December 3, 1993:	Adoption of the Amended and Restated Agreement and
Declaration of Trust

May 13, 2002:	Adoption of the Amended and Restated Agreement and
Declaration of Trust

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

(1) Formation of the Fund

Putnam Global Income Trust is a Massachusetts business trust organized on June 30, 1986. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund’s shares are not currently divided into series. Only the Fund’s class M shares are currently offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of

52

Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholder’s shares without the shareholder’s permission, and send the shareholder the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

(2) Governing Laws

The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended (the “Code”).

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the Declaration of Trust must be filed with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the Declaration of Trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of The Commonwealth on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

b. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

c. Securities Act of 1933

53

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

e. The Internal Revenue Code of 1986

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

f. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund’s shares.

3 Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

b. State authorities typically have authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II. PROCEDURES, ETC.

1. Procedures for Application (Purchases), etc.:

a. Purchases in the United States

Investors residing in the U.S. can open a Fund account with as little as $500. The minimum investment is waived if the investor makes regular investments weekly, semi-monthly, or monthly through automatic deductions

54

from the investor’s bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion. The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial representative or the Investor Servicing Agent generally must receive the investor’s completed buy order before the close of regular trading on the New York Stock Exchange for the investor’s shares to be bought at that day’s offering price.

If investors participate in a retirement plan that offers the Fund, they should consult their employer for information on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, the Investor Servicing Agent may not be able to open an investor’s Fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. the Investor Servicing Agent may share identifying information with third parties for the purpose of verification. If the Investor Servicing Agent cannot verify identifying information after opening an investor’s account, the Fund reserves the right to close the investor’s account.

Purchasing additional shares

Once investors residing in the U.S. have an existing account, they can make additional investments at any time in any amount in the following ways:

»Through a financial representative. The investor’s advisor will be responsible for furnishing all necessary documents to the Investor Servicing Agent, and may charge investors for his or her services.

»Through Putnam’s Systematic Investing Program. Investors can make regular investments weekly, semi-monthly or monthly through automatic deductions from the investor’s bank checking or savings account.

55

»Via the Internet or phone. If an investor has an existing Putnam fund account and has completed and returned an Electronic Investment Authorization Form, the investor can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

» By mail. An investor may also request a book of investment stubs for the investor’s account. The investor would complete an investment stub and write a check for the amount the investor wishes to invest, payable to the Fund, then return the check and investment stub to Putnam Investor Services.

By wire transfer. An investor may buy Fund shares by bank wire transfer of same-day funds. An investor would call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the New York Stock Exchange. An investor’s bank may charge for wiring same-day funds. Although the Fund's designated bank does not currently charge for receiving same-day funds, it reserves the right to charge for this service. An investor cannot buy shares for tax-qualified retirement plans by wire transfer.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each share class of the Fund represents investments in the same portfolio of securities, but each has its own sales charge and expense structure. Only class M shares are offered in Japan. Here is a summary of class M shares:

»Initial sales charge of up to 3.25% (sales charges may differ for shares purchased in Japan)

»Lower sales charges available for investments of $50,000 or more

»No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

»Lower annual expenses, and higher dividends, than class B or C shares (not offered in Japan) because of lower 12b-1 fees

»Higher annual expenses, and lower dividends, than class A shares (not offered in Japan) because of higher 12b-1 fees

»No conversion to class A shares (not offered in Japan), so future 12b-1 fees do not decline over time

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»Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares (not offered in Japan) would be more advantageous and consult their financial representative.

Initial sales charges for class M shares

	Class M sales charge
	as a percentage of*:

Amount of purchase at
offering price ($)	Net amount invested	Offering price**

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges paid may be more or less than these percentages.

** Offering price includes sales charge.

The Fund offers two principal ways for an investor to qualify for discounts on initial sales charges on class A shares (not offered in Japan) and class M shares, often referred to as “breakpoint discounts:”

• Right of accumulation. An investor can add the amount of their current purchases of class M shares of the Fund and other Putnam funds to the value of their existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For an investor’s current purchases, an investor will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of their current purchases. Shares of Putnam money market funds,

57

other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of an investor’s existing accounts, and any linked accounts, the Fund will use the current maximum public offering price of those shares.

• Statement of intention. A statement of intention is a document in which an investor agrees to make purchases of class M shares in a specified amount within a period of 13 months. For each purchase an investor makes under the statement of intention an investor will pay the initial sales charge applicable to the total amount an investor has agreed to purchase. While a statement of intention is not a binding obligation on an investor, if the investor does not purchase the full amount of shares within 13 months, the Fund will redeem shares from an investor’s account in an amount equal to the difference between the higher initial sales charge an investor would have paid in the absence of the statement of intention and the initial sales charge an investor actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by the Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, an investor should inform their financial representative at the time the investor purchases shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or an investor’s financial representative may ask an investor for records or other information about other shares held in the investor’s accounts and linked accounts, including accounts opened with a different financial representative.

58

Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investment’s website at www.putnam.com/individual by selecting “Mutual Funds.”

An investor may be eligible to buy Class M shares at reduced sales charges. The Principal Underwriter received $5,715, $3,729 and $105,826 in total front-end sales charges for Class M shares for fiscal years 2006, 2007 and 2008 respectively, of which it retained $315, $303 and $8,461 respectively, after dealer concessions.

A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase. Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. An investor may sell shares acquired by reinvestment of distributions without a charge at any time.

b. Sales in Japan

It is agreed and understood that the Shares of the Fund shall be offered by the Distributor to non-U.S. persons in Japan only and not to any “U.S. Person” as such person is defined below. In addition, if a shareholder becomes a U.S. Person after purchasing shares, the shareholder may hold shares continuously pursuant to the Account Contract (as defined below) but may not purchase additional shares from the Distributor in Japan.

A “U.S. Person” means any of the following: (1) a citizen or resident of the United States for U.S. federal income tax purposes; (2) a corporation, partnership or other legal entity organized under the law of the United States or any of its political subdivisions; (iii) any estate or trust which is subject to United States federal income taxation regardless of the source of its income. For purposes of this definition, the “United States” means the United States of America and any of its states, territories, possessions or the District of Columbia.

In Japan, shares of the Fund are offered on any business day and on any business day of the financial instruments company in Japan during the subscription period mentioned in “7. Period of Subscription, Part I Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. A Distributor or a Sales Handling Company

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shall provide to the investors a contract Concerning a Foreign Securities Transactions Account and other prescribed contracts (the “Account Contract”) and receive from such investors an application for requesting the opening of a transactions account under the Account Contract. The purchase shall be made in the minimum investment of 300 Shares and in integral multiples of 100 Shares for the initial subscription and of 100 Shares and integral multiples of 100 Shares for any subsequent subscription. Provided, however, even in the case of the subsequent subscription, a Shareholder shall hold 300 Shares or more after the subscription.

The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth business day after and including the Trade Day. The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. The sales charge in Japan is 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount (understood to be 0.25% of net asset value) which is over the net asset value of the Sales Price shall be retained by the Principal Underwriter of the Fund.

The investors who have entrusted a Distributor or a Sales Handling Company with safekeeping of the certificates for Fund Shares will receive Trade Balance Report on Shares etc. In such case payment shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Distributor or the Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, a Distributor or the Sales Handling Company who is a member of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than ¥100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” in the “Regulations Concerning the Transaction of Foreign Securities” established by the Association.

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Distribution (12b-1) plans

The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at the annual rate (based on average net assets) of up to 1.00% on class M shares. The Trustees currently limit payments on class M shares to 0.50% of average net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment. The higher fees for class M shares may cost investors more than paying the initial sales charge for class A shares (not available in Japan). Because class M shares, unlike class B shares (not available in Japan), do not convert to class A shares, class M shares may cost investors more over time than class B shares.

2. Procedures for Repurchase of Shares, etc.:

a. Repurchase or exchange in the United States

Investors residing in the U.S. can sell their shares back to the Fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (“NYSE”) is open, either through the investor’s financial representative or directly to the Fund. (See Policy on excessive short-term trading later in this section regarding rules on exchanges made within 90 days of purchase.) Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may take up to 10 calendar days after the purchase date.

ADDITIONAL DEALER PAYMENTS

As described above and in the section “Distribution Plans,” dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described below under “Distribution Plans.” For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with the Principal Underwriter or one of its affiliates.

The Principal Underwriter and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend

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or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the Fund as shown under the heading “Fees and Expenses” in this document.

Marketing Support Payments

The Principal Underwriter and its affiliates will make payments to certain dealers for marketing support services, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to dealers that are registered as holders of record or dealers of record for accounts in the Fund. These payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered.

The Principal Underwriter and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Marketing support payments to any one dealer are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from the Principal Underwriter and its affiliates during the calendar year ended December 31, 2008:

A.G. Edwards & Sons, Inc.	M&T Securities, Inc.

Advantage Capital Corporation	Mellon Financial Markets, LLC

AIG Financial Advisors, Inc.	Merrill Lynch Life Insurance Company

American General Securities Incorporated	Merrill Lynch, Pierce, Fenner & Smith, Inc.

American Portfolios Financial Services,	MetLife Securities, Inc.
Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

Associated Securities Corporation	Multi-Financial Securities Corporation

AXA Advisors, LLC	Mutual Service Corporation

Banc of America Investment Services,	National Planning Corporation
Inc.

BancWest Investment Services, Inc.	New England Securities Corporation

Bank of New York Mellon	NEXT Financial Group, Inc.

Bear, Stearns Securities Corporation	NFP Securities, Inc.

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Cadaret, Grant & Co. Inc.	Northwestern Mutual Investment Services,
LLC

Cambridge Investment Research, Inc.	NRP Financial, Inc.

CCO Investment Services Corp.	Oppenheimer & Co. Inc.

Chase Investment Services Corp.	People’s Securities

Citibank N.A.	PFS Investments, Inc.

Citigroup Global Markets, Inc.	PNC Capital Markets, LLC

Comerica Bank	PNC Investments

Commonwealth Equity Services	Prime Vest Financial Services, Inc.

Contemporary Financial Solutions	Raymond James & Associates, Inc.

CUNA Brokerage Services, Inc.	Raymond James Financial Services, Inc.

CUSO Financial Services, L.P.	RBC Capital Markets Corporation

Edward D. Jones & Co.	Robert W. Baird & Co. Incorporated

Financial Network Investment	Royal Alliance Associates
Corporation

FSC Securities Corporation	Securities America Financial Corporation,
Inc.

Genworth Financial Securities Corp.	Signator Investors, Inc.

Goldman, Sachs and Co.	SII Investments

HD Vest Investment Securities, Inc.	State Street Global Markets, LLC

IFMG Securities, Inc.	Sungard Institutional Brokerage, Inc.

ING Financial Partners	SunTrust Investment Services, Inc.

INVEST Financial Corporation	Tower Square Securities, Inc.

Investment Centers of America, Inc.	U.S. Bancorp Investments, Inc.

J.P. Morgan Securities Inc.	UBS Financial Services Inc.

Janney Montgomery Scott LLC	United Planners Financial Services of
America

Key Investment Services	UVEST Financial Services, Inc.

LaSalle Bank National Association	Wachovia Securities, LLC

Lincoln Financial Advisors Corp.	Walnut Street Securities, Inc.

Lincoln Financial Securities Corporation	WaMu Investments, Inc.

Lincoln Investment Planning, Inc.	Waterstone Financial Group Inc.

Additional dealers may receive marketing support payments in 2009 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2008 are not reflected. You can ask your dealer about any payments it receives from the Principal Underwriter and its affiliates.

Program Servicing Payments

The Principal Underwriter and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by the

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Principal Underwriter and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, the Principal Underwriter and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from the Principal Underwriter and its affiliates during the calendar year ended December 31, 2008:

ADP Broker-Dealer, Inc.	MSCS Financial Services, LLC

AST Capital Trust Company of Delaware	National Financial Services LLC

Ascensus, Inc.	Nationwide Investment Services Corp

Benefit Plans Administrators	Nationwide Life Insurance Company

Charles Schwab & Co., Inc.	Newport Retirement Services, Inc.

Charles Schwab Trust Company	NYLIFE Distributors LLC

CompuSys/Erisa Group	Paychex Securities Corporation

Correll Co.	Pershing LLC

CPI Qualified Plan Consultants, Inc.	Plan Administrators, Inc.

DailyAccess Corporation	The Princeton Retirement Group, Inc.

Dyatech, LLC	Principal Life Insurance Co.

ExpertPlan, Inc.	Prudential Investment Management Services
LLC

FASCore, LLC	Prudential Investments LLC

Fiserv Trust Company	Reliance Trust Company

Great-West Life & Annuity Insurance Co.	Standard Retirement Services, Inc.

GWFS Equities, Inc.	Stephen’s Valuation Systems

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company,	TD AMERITRADE Trust Company
Inc.

July Business Services	The 401K Company

Leggette & Company, Inc.	The Prudential Insurance Company of
America

Massachusetts Mutual Life Insurance Co.	Trusource, a division of Union Bank of
California, N.A.

McLeod Administrative Services Inc.	Union Bank of California, N.A.

Mercer HR Services LLC	VALIC Retirement Services Company

Merrill Lynch, Pierce, Fenner & Smith,	Wachovia Bank, N.A.
Inc.

MFS Retirement Services, Inc.	Wells Fargo Bank, N.A.

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Additional dealers may receive program servicing payments in 2009 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2008 are not reflected. You can ask your dealer about any payments it receives from the Principal Underwriter and its affiliates.

Other Payments

From time to time, the Principal Underwriter, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Principal Underwriter may include financial assistance to dealers that enable the Principal Underwriter to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Principal Underwriter makes payments for entertainment events it deems appropriate, subject to the Principal Underwriter’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

You can ask your dealer for information about payments it receives from the Principal Underwriter or its affiliates and the services it provides for those payments as well as about fees and/or commissions it charges.

In addition to payments to dealers described above, Putnam Investor Services, Inc. or the Principal Underwriter may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan.

Selling or exchanging shares through the investor’s financial representative

An investor’s representative must receive the investor’s request in proper form before the close of regular trading on the NYSE for the investor to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. The investor’s representative will be responsible for furnishing all necessary documents to the Investor Servicing Agent on a timely basis and may charge the investor for the representative’s services.

Selling or exchanging shares directly with the Fund

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The Investor Servicing Agent must receive an investor’s request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee.

By mail

The investor should send a letter of instruction signed by all registered owners or their legal representatives to the Investor Servicing Agent. If investors have certificates for the shares investors want to sell or exchange, investors must return them unendorsed with the investor’s letter of instruction.

By telephone

Investors may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified the Investor Servicing Agent of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, the Investor Servicing Agent will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sales or exchanges by telephone are not permitted if there are certificates for an investor’s shares. The telephone redemption privilege may be modified or terminated without notice.

Via the Internet.

An investor may also exchange shares via the Internet at www.putnam.com/individual.

Share held through an investor’s employer’s retirement plan.

For information on how to sell or exchange shares of the Fund that were purchased through the investor’s employer’s retirement plan, including any restrictions and charges that the plan may impose, the investor should consult his or her employer.

Additional requirements

In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, the Investor Servicing Agent usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact the Investor Servicing Agent.

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The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Investment Management Company determines are likely to have a negative effect on the fund or other Putnam funds. Consult the Investor Servicing Agent before requesting an exchange. Ask your financial representative or the Investor Servicing Agent for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Payment information

The Fund generally sends an investor payment for the investor’s shares the business day after the investor’s request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. The investor will not receive interest on uncashed redemption checks.

Redemption by the Fund

If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem an investor’s shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if an investor owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

The fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less (including if you purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements entered into by the Principal Underwriter and a dealer. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In

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addition, for investors in defined contribution plans administered by Putnam, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all Fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the Fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

Because the Fund invests in non-U.S. securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the Fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative

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performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund’s shares, which will reduce the Fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the Fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the Fund holds other types of less liquid securities.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short–term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the Fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any

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excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to the Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund business day that is business day of the financial instruments companies in Japan. The repurchase shall be made in integral multiples of 100 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Mitsubishi UFJ, provided the request is received before the close of regular trading on the New York Stock Exchange (“NYSE”). The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Contracts or, if the Distributor or the Sales Handling Company agrees, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of financial instruments companies in Japan after and including the Trade Day.

c. Suspension of Repurchase: The Fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1. Outline of Management of Assets, etc.:

(1) Valuation of assets:

The price of the Fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many

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debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or a dealer selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value security or provides a valuation which the Investment Management Company does not believe accurately reflects the security's fair value, the security will be valued at fair value by the Investment Management Company.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's non-U.S. fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using the Fund’s fair value pricing procedures may differ from recent market prices for the investment.

If the Investment Management Company identifies a pricing error in the Fund's net asset value calculation, a corrective action may be taken in accordance with the Investment Management Company's pricing procedures. If the pricing error affects the net asset value of the Fund by less than one cent per share, the error is not considered material, and no action is necessary. If the pricing error affects the net asset value of the Fund by one cent per share or more, and subject to review of the general facts and circumstances of the pricing error, the Fund will not reprocess a shareholder account if i) the error in the net asset value calculation is less than 0.5% of net assets per share or (ii) the indicated adjustment to the account is less than $25. Conversely, the Fund will adjust a shareholder account if (i) an error is 0.5% or more of net assets per share, and (ii) the indicated adjustment to the account is $25 or more.

(2) Custody of Shares:

Share certificates shall be held by shareholders at their own risk. The custody of the share certificates (if issued) representing shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi UFJ.

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Trade Balance Report on Shares, etc. shall be delivered by the Sales Handling Company to the Japanese Shareholders.

(3) Duration:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Period:

The accounts of the Fund will be closed each year on 31st October.

(5). Miscellaneous:

a. Liquidation

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

b. Authorized Shares: There is no prescribed authorized number of shares, and shares may be issued from time to time.

c. Issue of Warrants, Subscription Rights, etc.: The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

d. How Performance Is Shown: Fund advertisements may, from time to time, include performance information. “Yield” is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a “yield-to-maturity” basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

“Total return” for the one-, five- and ten-year periods (or for such shorter periods as the Fund has been in operation or shares of the relevant class

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have been outstanding) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class M shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended October 31, 2008, the average annual total return for Class M shares of the Fund was -13.01%, 1.52% and 3.11%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. The 30-day SEC yield for the Class M shares of the Fund at public offering price (POP), for the period ended October 31, 2008 was 5.21% with expense limitation and 4.82% without expense limitation.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund’s investment objectives and policies. These factors should be considered when comparing the Fund’s investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

e. The Procedures Concerning Amendments to Agreement and Declaration of Trust and Concerning Novation of Agreements Concluded Between the Related Companies, etc.:

(i) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments

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having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and notice thereof shall be sent to the Japanese Shareholders.

(ii) Bylaws:

The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(iii) Management Contract

The Management Contract is effective upon its execution and will remain in full force and effect as to a Fund continuously thereafter (unless terminated automatically as set forth in Section 4 or terminated in accordance with the following paragraph) through June 30, 2009, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the respective Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of the Investment Management Company, by vote cast in person at a meeting called for the purpose of voting on such approval.

Either party hereto may at any time terminate this contract as to a Fund by not less than 60 days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action with respect to a Fund may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding shares of the respective Fund.

(iv) Master Custodian Agreement

The Custodian Agreement with State Street became effective as of January 1, 2007 and shall continue in full force and effect for an initial term of (4) years from such effective date, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one hundred eighty (180) days’ prior written notice to the other party of its intent not to renew. If the Agreement is terminated (the effective date of such termination being referred to as the “Termination Date”), the Custodian shall, at the reasonable request of the Funds, and subject to the consent of the Custodian (which consent shall not be unreasonably withheld or delayed), continue to provide services hereunder for a period (the “Extension Period”) not to exceed ninety (90) days from the Termination Date, and the compensation payable to the Custodian for its services and expenses during such Extension Period shall not exceed one hundred and five percent

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(105%) (per annum) of the compensation last agreed upon by each Fund and the Custodian and in effect immediately prior to the Termination Date.

(v) Sub-Management Contract

The sub-management contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by Sub-Investment Management Company or Investment Management Company, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Investment Management Company or the Fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

(vi) Amended and Restated Investor Servicing Agreement

The Amended and Restated Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

In the event that in connection with any such termination a successor to any of the Investor Servicing Agent's duties or responsibilities is designated by the Fund by written notice to the Investor Servicing Agent, the Investor Servicing Agent will cooperate fully in the transfer of such duties and responsibilities, including provision for assistance by the Investor Servicing Agent's personnel in the establishment of books, records and other data by such successor. The Fund will reimburse the Investor Servicing Agent for all expenses incurred by the Investor Servicing Agent in connection with such transfer.

(vii) Master Sub-Accounting Servicing Agreement

The Master Sub-Accounting Servicing Agreement dated January 1, 2007 will remain in full force for an initial term 7 years from the date of execution, and shall automatically renew for additional consecutive 3 year terms, unless either party gives 180 days' prior written notice to the other party of its intent not to renew. This Agreement shall be modified or amended from time to time by mutual written agreement of the parties to this Agreement.

(viii) Agent Securities Company Agreement

The Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party to the Agreement, subject to the appointment of a successor agent company for the Fund in Japan insofar as such appointment is required in Japan.

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(ix) Japan Dealer Sales Contract

Either party may terminate the Japan Dealer Sales Contract, without cause, upon 30 days written notice to the other party. Either party may also terminate the Contract for cause upon the violation by the other party of any of the provisions; such termination to become effective on the date such notice of termination is mailed to the other party.

2. Outline of Disclosure System:

(1) Disclosure in U.S.A.:

a. Disclosure to shareholders

In accordance with the 1940 Act, the investment fund is required to send to its shareholders annual and semi-annual reports containing financial information.

b. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement annually in accordance with the 1940 Act.

(2) Disclosure in Japan:

a. Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Financial Instruments and Exchange Law: When the Fund intends to offer the shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of Ministry of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the reading room of the Kanto Local Finance Bureau of the Ministry of Finance or the electronic disclosure system (EDINET) concerning the disclosure documents of the Annual Securities Report, etc. under the Financial Instruments and Exchange Law of Japan.

The Distributor or the Sales Handling Company in Japan of the shares shall deliver to the investor’s prospectuses (“Kofu Mokuromisho” or “Prospectus to be delivered”) the contents of which are substantially identical to Part I and Part II of the securities registration statements. Moreover, the Distributor or the Sales Handling Companies of the shares shall deliver to the investor’s prospectuses (“Seikyu Mokuromisho” or “Prospectus to be delivered, if requested”) the contents of which are substantially identical with Part III of the securities registration statements, when investors require such prospectuses. For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Director of Kanto Local Finance Bureau of

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Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Director of Kanto Local Finance Bureau of Ministry of Finance of Japan.

(ii) Disclosure Required under the Law Concerning Investment Trust Fund and Investment Company:

When the Fund handles offering or selling of Fund Shares in Japan, the Fund must file with the Commissioner of the Financial Services Agency of Japan a prior notification concerning certain matters of the Fund in accordance with the Law Concerning Investment Trust Fund and Investment Company (as amended, the “Investment Fund Law”). Also, when the Investment Management Company makes changes to the Agreement and Declaration of Trust, the Investment Management Company must file with the Commissioner of the Financial Services Agency of Japan a prior notification thereof, including the contents of such changes. Further, in accordance with the Investment Fund Law, the Investment Management Company must prepare an investment management report with regard to certain matters relating to the Fund’s assets immediately after the end of each fiscal period of the Fund and must immediately file above report with the Commissioner of the Financial Services Agency.

b. Disclosure to Japanese Shareholders:

In the case where the Agreement and Declaration of Trust is to be amended and the amendment is significant or the case where the Fund is to be merged with another fund, the Fund shall notify in writing the shareholders known in Japan of contents of the amendment and reasons therefor, etc. at least 14 days before such amendment or merger.

The Japanese Shareholders will be notified of the material facts which would change their position, including notices from the Trustees, through the Distributor or the Sales Handling Company.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Company.

3. Rights of Shareholders, etc.:

(1) Rights of Shareholders, etc.

Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, the shareholders in Japan who entrust the custody of their shares to the Sales Handling Company cannot exercise directly

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their shareholder rights, because their shares are registered in the name of the custodian. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Company.

Shareholders in Japan who do not entrust the custody of their shares to the Handling Securities Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(i) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares.

Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(ii) Repurchase rights Shareholders are entitled to request repurchase of shares at their Net Asset Value at any time.

(iii) Rights to receive dividends

Shareholders are entitled to receive any distribution declared by the Trustees. Distributions are normally made from net investment income monthly and from any net realized capital gains annually. Distributions from net capital gains are made after applying any available capital loss carryovers.

Shareholders may choose to reinvestment distributions, capital gains or both in additional shares of the Fund or other Putnam funds, or they may receive them in cash in the form of a check or an electronic deposit to a bank account.

(iv) Right to receive distributions upon dissolution

Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(v) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of The Commonwealth of Massachusetts,

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the accounting books at the discretion of the Court and the minutes of any shareholders’ meetings.

(vi) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(vii) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is at the time it became effective any material false or misleading statement in the U.S. registration statement, or any omission of any material statement required to be stated therein or necessary to cause the statements therein to be materially misleading, shareholders are generally entitled to institute a lawsuit against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(3) Agent in Japan:

Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

a. the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

b. representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau of Ministry of Finance and the continuous disclosure is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome

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Chiyoda-ku, Tokyo

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) b above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome

Chiyoda-ku, Tokyo

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IV. FINANCIAL CONDITIONS OF THE FUND

1. FINANCIAL STATEMENTS

[Omitted, in Japanese version, reports of independent accountants, financial statements, financial highlights, notes to financial statements and the portfolio of the Fund and Japanese translations thereof are incorporated here]

2. CONDITION OF THE FUND

Statement of Net Assets (unaudited)

[Please see a separate Excel file, "041 Financial 2009."]

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V. Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the last ten fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

[Please see a separate Excel file, "041 Financial 2009."]

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PART III. SPECIAL INFORMATION

I. OUTLINE OF THE MANAGEMENT COMPANY

1. Outline of the Management Company

(1). Fund

[1] Amount of Capital Stock

Not applicable.

[2] Structure of the Management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Fund with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

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On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act, as amended, or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders’ meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

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At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.

(2) Putnam Investment Management, LLC. (Investment Management Company)

[1] Outline of Investment Management Company:

1) Amount of Member’s Equity (as of the end of January, 2009): $43,710,643*

2) Record of Amount of Member’s Equity (for the latest 5 years):

Year	Member’s Equity
End of 2004+	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939*

*Unaudited

+During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates, resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

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[2] Structure of the Management of the Company

Investment Management Company is ultimately managed by its managing members. The Sub-Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company’s Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet periodically and review the performance of each fund with its manager at least annually.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of on-site visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The members of the Investment Management Company’s Core Fixed-Income Team manage the Fund’s investments. The team members who are the Fund’s portfolio managers have primary responsibility for the day-to-day management of the Fund’s portfolio.

2. Description of Business and Outline of Operation

(1). Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Fund has retained the Investment Management Company., the investment adviser, to render investment advisory services and State Street to hold the assets of the Fund in custody, and Putnam Investor Services, Inc. to act as the Investor Servicing Agent.

The Investment Management Company has retained its affiliate, the Sub-Investment Management Company, to manage a separate portion of the assets of

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the Fund. Subject to the supervision of the Investment Management Company, Sub-Investment Management Company is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

Sub-Investment Management Company provides a full range of international investment advisory services to institutional and retail clients.

(2). Investment Management Company

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 31, 2009, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of over $50.55 billion):

		(as of the end of January 2009)

Country where
Funds are
established or		Number	Net Asset Value
managed	Principal Characteristic	of Funds	(million dollars)

U.S.A.	Closed End Bond	5	$2,062.40
	Open End Balanced	13	$12,776.21
	Open End Bond	34	$17,544.33
	Open End Equity	52	$18,172.94
	Total	104	$50,555.88

3. Financial Conditions of the Management Company:

(1). Fund

the same as “IV Financial Conditions of the Fund” in “PART II DETAILED INFORMATION ON THE FUND.”

(2). Investment Management Company

[Omitted in this English Translation, in Japanese version, Independent Registered Public Accounting Firms Report, PIM’s financial statements and notes to financial statements and Japanese translations thereof are incorporated here]

4. Restrictions on Transactions with Interested Parties:

(1). Fund

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Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, the Investment Management Company, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s SRS and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

(2). Investment Management Company

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, the Investment Management Company, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s SRS and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5. Miscellaneous

(1) Fund

[1] Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

[2] Amendment to the Agreement and Declaration of Trust

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Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

[3] Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which has not been disclosed. (Pertaining to the Investment Management Company, see the section "5. (2). [5].) The fiscal year end of the Fund is October 31. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

(2). Investment Management Company

[1] Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

[2] Results of operations

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

[3] Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports, lists and provides certain information relating to directors and officers of Investment Management Company.

Under Section 9 (b) of the 1940 Act the SEC may prohibit any director or officer from remaining in office, if the SEC judges that such director or officer has willfully violated any provision of the federal securities law.

[4] Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters.

a. The Limited Liability Company Agreement of the Investment Management Company may be amended by the Member.

b. The Investment Management Company has no direct subsidiaries.

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c. Under the Limited Liability Company Act of The State of Delaware, merger or transfer of business requires the consent of the Member.

d. The fiscal year end of the Investment Management Company is December 31.

[5] Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

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II. OUTLINE OF THE OTHER RELATED COMPANIES

1. Putnam Investor Services, Inc. (Investor Servicing Agent)

(1) Amount of Capital

U.S.$142,225,528* (approximately 12.7 billion Yen) as of January 31, 2009

* unaudited

(2) Description of Business Putnam Investor Services, Inc. is a Massachusetts trust company and is an indirect wholly-owned subsidiary of Putnam Investments, LLC, parent of the Investment Management Company. Putnam Investor Services, Inc. has been providing paying agent and shareholder service agent services to mutual funds, including the Fund since its inception.

(3) Outline of Business Relationship with the Fund

Putnam Investor Services, Inc. provides transfer agent services and shareholder services to the Fund.

2. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital U.S. $28,714,074* (approximately 2.57 billion Yen) as of January 31, 2009

* unaudited

(2) Description of Business Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(3) Outline of Business Relationship with the Fund Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

3. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Company)

(1) Amount of Capital ¥65.518 billion as of January 31, 2009

(2) Description of Business The company engages in the first category finanical instruments business stipulated by the Finanical Instruments and Exchange Law of Japan.

(3) Outline of Business Relationship with the Fund The company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

4. Putnam Investments Limited (Sub-Investment Management Company)

(1) Amount of Capital U.S. $35,993,000* (approximately JPY 3.2 billion) as of the end of January, 2009

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* unaudited

(2) Description of Business:

Putnam Investments Limited is a United Kingdom corporation and is a wholly-owned indirect subsidiary of Putnam, LLC, parent company of Putnam Investment Management, LLC. PIL provides a full range of international investment advisory services to institutional and retail clients.

(3) Outline of Business Relationship with the Fund Putnam Investments Limited provides investment advisory services for a portion of the Fund’s assets as determined by Putnam Investment Management, LLC.

5. State Street Bank and Trust Company (the Custodian and Sub-Accounting Agent)

(1) Amount of Capital Total consolidated shareholder's equity: U.S. $13,338,899 million (JPY1,194,498.4billion) as of the end of September, 2008.

(2) Description of Business

State Street Bank and Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of State Street Bank Holding Company. State Street Bank and Trust Company has been providing custody services to mutual funds, since 1924 and to the Fund since January 2007.

(3) Outline of Business Relationship with the Fund

State Street Bank and Trust Company provides custody and sub-accounting services to the Fund.

6. Capital Relationships

100% of the interests in Putnam Investment Management LLC and Putnam Investments Limited are held by Putnam Investments, LLC (in the case of Putnam Investments Limited, indirectly through several wholly-owned subsidiaries of Putnam Investments, LLC).

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III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS

OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

I. Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations," including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of The Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II. United States Investment Company Laws and Enforcement

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A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

1. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

2. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

3. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

4. The Internal Revenue Code

An investment company is generally an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

5. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

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Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its prospectus if it becomes materially inaccurate or misleading;

2. Annual update of its registration statement;

3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent registered public accounting firm;

5. Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

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III. Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV. Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

B. Redemption

Shareholders may generally sell shares of a fund to that fund any day the New York Stock Exchange is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V. Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

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Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which was liquidated in accordance with the proportion of the fund's outstanding shares owned.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI. Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan" on page 46 of this Annual Securities Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax

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advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

A. U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code.

As a RIC qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders in a timely manner. In addition, as long as it qualifies as a RIC under the Code, under present Massachusetts law, the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a RIC and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other RICs and other securities limited in respect of any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more

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issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d); and (iii) derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of meeting the diversification requirement described in (b) above, in the case of the Fund’s investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends, including distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividend”). Net capital gains are determined by reducing net long-term capital gains by net short-term capital losses.

If the Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate

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rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the Fund) will be subject to tax at regular corporate rates. The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on

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December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital Gain Dividends are made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Capital Gain Dividends will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

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If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the PFIC as a “qualified electing fund (“QCF”).”

A PFIC is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

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Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder's not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

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B. U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (the latter two defined below) will generally not be subject to withholding of United States federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends. However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2010, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”). The Fund may opt not to designate dividends as Interest-related

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Dividends or Short-term Capital Gain Dividends to the full extent provided by the Code. As noted above, Capital Gain Dividends are not subject to withholding of U.S. federal income tax.

Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends [or exempt-interest dividends] unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States [or] (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax. Any amounts withheld may be credited against the shareholder, U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

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In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

VII. Important Participants in Offering of Mutual Fund Shares

A. Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

B. Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C. Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

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D. Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E. Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

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IV. REFERENCE INFORMATION

The following documents were filed with the Director of Kanto Local Finance Bureau of the Ministry of Finance in connection with the Fund (during the 14th accounting period of the Fund).

March 31, 2008:	Securities Registration Statement
Annual Securities Report (the 13th term)
July 31, 2008:	Semi-annual Report (during the 14th term)
Amendment to Securities Registration Statement

[MHM, March 31, 2009]
[Translation]

Filing Document:	EXTRAORDINARY REPORT

Filed with:	The Director of Kanto Local Finance Bureau

Filing Date:	March 31, 2009

Name of the Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Extraordinary Report is available

for Public Inspection:	Not applicable.

Note: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009.

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

As there were changes in the major related parties and the investment policy of Putnam Global Income Trust (the "Fund"), the Fund hereby submits this Extraordinary Report pursuant to Article 24-5, Paragraph 4 of the Financial Instruments and Exchange Law and Article 29, Paragraph 2, Sub-paragraphs 2 and 3 of the Cabinet Ordinance Concerning Disclosure of Contents, etc. of Specified Securities.

II. Contents of Changes

A. On Related Parties

The Investor Servicing Agent of the Fund was changed from Putnam Fiduciary Trust Company to Putnam Investor Services, Inc. as of January 1, 2009.

1. Name, Amount of Capital, and Outline of Business Relationship with the Fund:

(1) Name of the Related Company: Putnam Investor Services, Inc.

(2) Amount of Capital:

U.S. $142,225,528* (approximately ¥12.7 billion) as of the end of January, 2009

* This figure is unaudited.

(Note) U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 89.55, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.

(3) Outline of Business Relationship with the Fund:

Putnam Investor Services Inc. provides transfer agent services and shareholder services to the Fund.

2. Date of Change:
    January 1, 2009

B   On Investment Policy

There were changes in the investment policy of the Fund as follows:

1. Outline of the changes
     Investment Policy:

[Before amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

[After amendment]

It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. The Investment Management Company may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

2. Date of Change:
    March 30, 2007 ]

[Attachments]

1) Incumbency Certificate; and

2) Power of Attorney.